091-16072jr

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUN - 4 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

13005766

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   First Trust North American Energy Infrastructure Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   EMLP
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
MAY 31, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 04 2013

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

May 31, 2013

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

SECURITIES AND EXCHANGE COMMISSION
DIVISION OF TRADING & MARKETS

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

EIPL	ETRACS Monthly 2xLeveraged Next Generation Internet ETN
EIPO	ETRACS Next Generation Internet ETN due July 19, 2041
EMCB	Wisdom Tree Emerging Markets Corporate Bond Fund
EMCD	SPDR Bank of America Merrill Lynch Emerging Markets Corporate Bond ETF
EMHY	iShares Emerging Markets High Yield Bond Fund
EMLP	First Trust North American Energy Infrastructure Fund
ENGN	iShares Industrials Sector Bond Fund
EQL	ALPS Equal Sector Weight ETF
EUFX	ProShares Short Euro
FBG	Fisher Enhanced Big Cap Growth ETN
FINU	ProShares UltraPro Financials
FINZ	ProShares UltraPro Short Financials
FLAG	Forensic Accounting ETF
FLOT	iShares Floating Rate Note Fund
FLTR	Market Vectors Investment Grade Floating Rate ETF
FMK	First Trust Mega Cap AlphaDex Fund
FORX	Pimco Foreign Currency Strategy
FPE	First Trust Preferred Securities and Income ETF
FTSL	First Trust Senior Loan Fund ETF
FUE	ELEMENTS Linked to the MLCX Biofuels Index Total Return ETN
FWDB	Madrona Global Bond ETF
FWDD	Madrona Domestic ETF

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 04 2013

FWDI	Madrona International ETF
FXCH	CurrencyShares Chinese Renminbi Trust
WEAT	Teucrium Wheat Fund

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures